Wilson Bank Holding Company - Parent Company Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Cash paid to suppliers and employees													$ (38,789)	$ (35,835)	$ (31,314)
Net cash provided by operating activities													29,415	20,224	24,043
Cash flows from investing activities:
Net cash used in investing activities													(66,434)	(78,705)	(36,476)
Cash flows from financing activities:
Dividends paid													(6,243)	(4,348)	(4,300)
Proceeds from sale of common stock pursuant to dividend reinvestment													4,518	3,218	3,052
Proceeds from exercise of stock options													189	110	76
Repurchase of common shares														(250)	(225)
Net cash provided by financing activities													89,509	74,373	19,203
Net increase (decrease) in cash and cash equivalents													52,490	15,892	6,770
Cash and cash equivalents at beginning of year				54,174				38,282				31,512	54,174	38,282	31,512
Cash and cash equivalents at end of year	106,664				54,174				38,282				106,664	54,174	38,282
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash used in operating activities:
Decrease (increase) in refundable income taxes													177	350	(495)
Share based compensation expense													31	24	20
Total adjustments													17,267	10,174	15,016
Net cash provided by operating activities													29,415	20,224	24,043
Wilson Bank Holding Company [Member]
Cash flows from operating activities:
Cash paid to suppliers and employees													(376)	(386)	(371)
Tax benefit received													170	164	228
Net cash provided by operating activities													(206)	(222)	(143)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary													1,500		4,500
Net cash used in investing activities													1,500		4,500
Cash flows from financing activities:
Dividends paid													(6,243)	(4,348)	(4,300)
Proceeds from sale of common stock pursuant to dividend reinvestment													4,518	3,218	3,052
Proceeds from exercise of stock options													189	110	76
Repurchase of common shares														(249)	(225)
Net cash provided by financing activities													(1,536)	(1,269)	(1,397)
Net increase (decrease) in cash and cash equivalents													(242)	(1,491)	2,960
Cash and cash equivalents at beginning of year				1,579				3,070				110	1,579	3,070	110
Cash and cash equivalents at end of year	1,337				1,579				3,070				1,337	1,579	3,070
Reconciliation of net earnings to net cash used in operating activities:
Net earnings													12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary													(12,382)	(10,290)	(9,254)
Decrease (increase) in refundable income taxes													(3)	(6)	64
Share based compensation expense													31	24	20
Total adjustments													(12,354)	(10,272)	(9,170)
Net cash provided by operating activities													$ (206)	$ (222)	$ (143)